Derivative Instruments Accounted for at Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as at December 31, 2019 and 2020.

		December 31, 2019	December 31, 2020
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Fair Value Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cross-currency interest rate swap agreement	Level 2	$(5,769)	$(2,896)
Interest rate swap agreements	Level 2	—	(111)